Exhibit 99.2

May 12, 2018

Stewart Title Guaranty Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2018-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly
2

referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate

3

evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

4

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas corporation

By: /s/ Salvatore Sammartino
Name: Salvatore Sammartino
Title: Vice President
Date: May 12, 2018

5

Schedule I

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non-HOA)	Date of Updated Designation
p21-0196	IL	HOA Discrepancy	HOA	11-May-18
p22-0388	TX	HOA Discrepancy	HOA	11-May-18
p33-0005	IL	HOA Discrepancy	HOA	11-May-18
p21-0020	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0025	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0039	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0044	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0068	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0072	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0082	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0093	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0100	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0120	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0157	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0185	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0190	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0205	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0216	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0229	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0236	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0242	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0248	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0259	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0265	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0270	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0275	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0302	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0322	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0327	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0328	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0344	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0364	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0367	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0370	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0372	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0374	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0375	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0379	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0382	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0384	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0394	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0396	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0405	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0420	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0425	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0443	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0452	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0453	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0467	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0472	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0479	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0491	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0501	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0505	IL	HOA Discrepancy	Non-HOA	11-May-18
p21-0507	IL	HOA Discrepancy	Non-HOA	11-May-18
p22-0034	TX	HOA Discrepancy	Non-HOA	11-May-18

6

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non-HOA)	Date of Updated Designation
p22-0053	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0173	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0191	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0207	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0262	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0271	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0288	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0315	TX	HOA Discrepancy	Non-HOA	11-May-18
p22-0375	Tx	HOA Discrepancy	Non-HOA	11-May-18
p22-0386	TX	HOA Discrepancy	Non-HOA	11-May-18
p23-0004	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0005	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0026	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0047	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0052	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0056	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0067	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0073	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0076	CO	HOA Discrepancy	Non-HOA	11-May-18
p23-0090	CO	HOA Discrepancy	Non-HOA	11-May-18
p24-0009	FL	HOA Discrepancy	Non-HOA	11-May-18
p24-0013	FL	HOA Discrepancy	Non-HOA	11-May-18
p24-0051	FL	HOA Discrepancy	Non-HOA	11-May-18
p25-0003	CA	HOA Discrepancy	Non-HOA	11-May-18
p26-0002	WA	HOA Discrepancy	Non-HOA	11-May-18
p26-0006	WA	HOA Discrepancy	Non-HOA	11-May-18
p26-0008	WA	HOA Discrepancy	Non-HOA	11-May-18
p27-0004	OK	HOA Discrepancy	Non-HOA	11-May-18
p29-0001	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0002	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0003	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0004	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0010	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0015	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0030	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0031	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0034	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0037	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0038	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0040	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0044	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0046	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0049	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0050	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0055	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0058	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0059	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0060	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0061	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0062	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0078	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0080	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0081	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0083	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0089	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0102	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0103	CA	HOA Discrepancy	Non-HOA	11-May-18
p29-0113	CA	HOA Discrepancy	Non-HOA	11-May-18
p30-0062	FL	HOA Discrepancy	Non-HOA	11-May-18

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Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non-HOA)	Date of Updated Designation
p30-0079	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0105	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0114	Fl	HOA Discrepancy	Non-HOA	11-May-18
p30-0141	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0143	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0153	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0161	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0162	Fl	HOA Discrepancy	Non-HOA	11-May-18
p30-0183	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0189	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0196	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0199	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0226	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0238	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0243	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0244	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0258	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0259	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0264	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0270	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0277	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0290	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0291	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0332	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0336	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0342	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0355	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0361	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0374	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0409	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0428	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0438	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0464	FL	HOA Discrepancy	Non-HOA	11-May-18
p30-0504	FL	HOA Discrepancy	Non-HOA	11-May-18
p31-0013	OK	HOA Discrepancy	Non-HOA	11-May-18
p31-0017	OK	HOA Discrepancy	Non-HOA	11-May-18
p31-0018	OK	HOA Discrepancy	Non-HOA	11-May-18
p31-0019	OK	HOA Discrepancy	Non-HOA	11-May-18
p31-0021	OK	HOA Discrepancy	Non-HOA	11-May-18
p31-0033	OK	HOA Discrepancy	Non-HOA	11-May-18
p32-0064	GA	HOA Discrepancy	Non-HOA	11-May-18
p32-0067	GA	HOA Discrepancy	Non-HOA	11-May-18
p32-0098	GA	HOA Discrepancy	Non-HOA	11-May-18
p32-0137	GA	HOA Discrepancy	Non-HOA	11-May-18
p32-0176	GA	HOA Discrepancy	Non-HOA	11-May-18
p32-0217	GA	HOA Discrepancy	Non-HOA	11-May-18
p32-0247	GA	HOA Discrepancy	Non-HOA	11-May-18
p33-0024	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0031	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0035	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0050	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0058	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0087	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0097	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0123	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0125	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0127	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0128	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0130	IL	HOA Discrepancy	Non-HOA	11-May-18

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Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non-HOA)	Date of Updated Designation
p33-0144	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0170	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0171	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0186	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0213	IL	HOA Discrepancy	Non-HOA	11-May-18
p33-0287	IL	HOA Discrepancy	Non-HOA	11-May-18
p34-0001	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0015	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0020	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0036	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0038	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0064	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0066	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0103	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0160	WA	HOA Discrepancy	Non-HOA	11-May-18
p34-0177	WA	HOA Discrepancy	Non-HOA	11-May-18
p35-0027	TX	HOA Discrepancy	Non-HOA	11-May-18
p35-0030	TX	HOA Discrepancy	Non-HOA	11-May-18
p35-0081	TX	HOA Discrepancy	Non-HOA	11-May-18
p35-0130	TX	HOA Discrepancy	Non-HOA	11-May-18
p35-0160	TX	HOA Discrepancy	Non-HOA	11-May-18
p36-0011	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0015	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0017	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0022	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0029	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0052	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0057	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0065	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0099	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0115	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0119	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0120	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0126	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0132	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0135	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0143	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0150	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0152	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0169	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0176	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0199	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0204	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0206	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0218	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0224	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0225	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0231	CO	HOA Discrepancy	Non-HOA	11-May-18
p36-0256	CO	HOA Discrepancy	Non-HOA	11-May-18
p38-0008	MN	HOA Discrepancy	Non-HOA	11-May-18
p38-0025	MN	HOA Discrepancy	Non-HOA	11-May-18
p38-0026	MN	HOA Discrepancy	Non-HOA	11-May-18
p38-0030	MN	HOA Discrepancy	Non-HOA	11-May-18
p38-0032	MN	HOA Discrepancy	Non-HOA	11-May-18
p38-0034	MN	HOA Discrepancy	Non-HOA	11-May-18
p38-0037	MN	HOA Discrepancy	Non-HOA	11-May-18
p40-0002	NC	HOA Discrepancy	Non-HOA	11-May-18
p40-0009	NC	HOA Discrepancy	Non-HOA	11-May-18
p40-0025	NC	HOA Discrepancy	Non-HOA	11-May-18

9

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non-HOA)	Date of Updated Designation
p40-0028	NC	HOA Discrepancy	Non-HOA	11-May-18
p40-0042	NC	HOA Discrepancy	Non-HOA	11-May-18
p49-0004	MO	HOA Discrepancy	Non-HOA	11-May-18
p52-0004	OR	HOA Discrepancy	Non-HOA	11-May-18
p52-0026	OR	HOA Discrepancy	Non-HOA	11-May-18
p56-0773	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0776	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0829	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0836	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0851	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0854	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0855	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0902	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0905	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0915	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0920	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0975	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-0985	TX	HOA Discrepancy	Non-HOA	11-May-18
p56-1034	TX	HOA Discrepancy	Non-HOA	11-May-18

10

May 14, 2018

Stewart Title Guaranty Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2018-1 SFR Securitization HOA Discrepancy Review Dated May 12, 2018 (the “Initial Report”)

Ladies and Gentlemen:

Capitalized terms not otherwise defined herein shall have the meaning ascribed thereto in the Initial Report. The terms and conditions of the Initial Report are incorporated by reference in their entirety herein.

Subsequent to the issuance of the Initial Report we were requested to Review two additional Sub Properties p21-0012 and p21-0136 (the “Subject Properties”) that were designed as Non-HOA Properties on the terms set forth in the Initial Report.

To our knowledge, after inquiry as described above none of the Subject Properties is subject to an active HOA.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas corporation

By: /s/ Jeff A. Dahlen
Name: Jeff A. Dahlen
Title: Vice President
Date: May 14, 2018